The Profit Fund
FUND SUMMARIES
THE PROFIT FUND
INVESTMENT OBJECTIVE
The Profit Fund (the “Profit Fund”) seeks to provide investors with a high long-term total return, consistent with the preservation of capital and maintenance of liquidity.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Profit Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	The Profit Fund The Profit Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (redemptions paid by bank wire)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Profit Fund The Profit Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.16%
Other Expenses		1.28%
Total Annual Fund Operating Expenses		2.19%
Less: Fee Reductions and Expense Reimbursements	[1]	(0.84%)
Total Annual Fund Operating Expenses after Fee Reductions and Expense Reimbursements	[2]	1.35%
[1]	The Adviser has contractually agreed until at least February 1, 2013 to waive Management Fees and/or reimburse Other Expenses so that the Profit Fund's annual ordinary operating expenses do not exceed 1.35% of the Fund's average daily net assets. This arrangement, which is an addendum to the Management Agreement, will terminate if the Management Agreement between the Trust and the Adviser is terminated. The Trust or the Adviser may terminate the Management Agreement upon 60 days written notice.
[2]	Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements have been restated to reflect the contractually agreed upon expense cap of 1.35%. Prior to December 14, 2010, the Adviser had agreed to waive Management Fees and/or reimburse Other Expenses so that the Fund's annual ordinary operating expenses did not exceed 1.75% of the Fund's average daily net assets.

Example

This Example is intended to help you compare the cost of investing in the Profit Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the contractual agreement to reduce expenses remains in effect only until February 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Profit Fund The Profit Fund Shares	137	604	1,098	2,458

Portfolio Turnover

The Profit Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Profit Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Profit Fund will invest at least 65% of its total assets in the common stocks of established, larger capitalization companies (that is, companies having a market capitalization exceeding $10 billion). The Fund expects to invest a portion of its assets in stocks currently paying dividends, although it may buy stocks that are not paying dividends but offer prospects for growth of capital or future income.

The Profit Fund’s investment strategy is designed to participate in rising equity markets while limiting, as much as possible, the downside volatility which can accompany equity investing. The Adviser uses a disciplined valuation process to select stocks generally having the following characteristics:

•	low price/earnings ratios relative to a company’s sector or historical performance;

•	strong balance sheet ratios;

•	high return on capital; and/or

•	low price/earnings growth ratios relative to a company’s sector.

In the Adviser’s opinion, these stocks typically enjoy low expectations from investors in general and are undervalued. As a result, in the Adviser’s opinion, average “earnings” performance by such companies can result in superior stock performance, and disappointing “earnings” should result in minimal negative stock performance.

After purchasing a stock, the Adviser continues to monitor its progress in relation to the overall market and its peers. In evaluating whether to sell a stock, the Adviser considers, among other factors, whether:

•	the stock is overvalued relative to other investments;

•	the stock has met the Adviser’s earnings expectations;

•	political, economic, or other events could affect the company’s performance; and

•	the Adviser has identified a more attractive opportunity.

The Adviser will not necessarily sell a security based on its relationship to these or other factors.

PRINCIPAL RISKS

The Profit Fund is designed for investors with above-average risk tolerance. As with any mutual fund investment, you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. Investments in common stock are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate.

Style Risk. The Adviser’s approach generally focuses on stocks believed to be selling at a discount relative to the market and its peers while having strong growth characteristics. If the market does not recognize these companies, their stock prices may remain stable or decrease in value. The Fund may underperform other funds that employ a different investment style.

Manager Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the market as a whole.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, medium and small. The Fund invests primarily in large capitalization companies. Investing primarily in one category (i.e., large capitalization) carries the risk that due to current market conditions that category may be out of favor. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Profit Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the last 10 years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below and on the following page reflects fee waivers and/or expense reimbursements by the Adviser; had advisory fees not been waived and/or Fund expenses not reimbursed, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 1-888-744-2337.

Annual Total Returns

During the periods shown in the bar chart, the highest return for a quarter was 17.24% during the quarter ended June 30, 2003 and the lowest return for a quarter was -20.36 during the quarter ended December 31, 2008.

Average Annual Total Returns for Periods Ended December 31, 2011

The table presents the impact of taxes on the Profit Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns The Profit Fund	1 Year	5 Years	10 Years
The Profit Fund Shares	0.79%	1.00%	3.18%
The Profit Fund Shares - Return After Taxes on Distributions	0.77%	0.53%	2.85%
The Profit Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	0.54%	0.83%	2.74%
STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%

The Profit Opportunity Fund
THE PROFIT OPPORTUNITY FUND
INVESTMENT OBJECTIVE
The Profit Opportunity Fund (the “Opportunity Fund”) seeks to provide investors with long-term capital appreciation. In addition, it seeks to outperform the Russell 2000 Index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	The Profit Opportunity Fund The Profit Opportunity Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (redemptions paid by bank wire)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Profit Opportunity Fund The Profit Opportunity Fund Shares
Management Fees		0.95%
Distribution (12b-1) Fees		0.20%
Other Expenses		40.65%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		41.81%
Less: Fee Reductions and Expense Reimbursements	[1]	(40.20%)
Total Annual Fund Operating Expenses after Fee Reductions and Expense Reimbursements		1.61%
[1]	The Adviser has entered into a separate Expense Limitation Agreement (the "Agreement") pursuant to which it has contractually agreed until at least February 1, 2014 to reduce Management Fees and/or reimburse Other Expenses so that the Opportunity Fund's annual ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense, and any extraordinary expenses) do not exceed 1.60% of the Fund's average daily net assets. Any fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Opportunity Fund for a period of three years from the end of the fiscal year during which such fee reductions or expense reimbursements occurred, provided the repayment to the Adviser does not cause the Fund's aggregate ordinary operating expenses to exceed the expense limitation. The Agreement may be terminated by the Trust or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the Agreement without the approval of the Board of Trustees, and (ii) the Agreement terminates automatically if the Adviser ceases to serve as the Opportunity Fund's investment adviser. The Adviser will have no claim against the Opportunity Fund and the Opportunity Fund will not reimburse the Adviser for any unpaid amounts if the Agreement is terminated.

Example

This Example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the contractual agreement to reduce expenses remains in effect until February 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Profit Opportunity Fund The Profit Opportunity Fund Shares	164	3,980	7,740	9,988

Portfolio Turnover

The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Opportunity Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Opportunity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of small capitalization companies. A small capitalization company is defined by the Adviser as a company having a market capitalization between $250 million and $1.5 billion at the time of investment. The Fund typically expects to hold between 35 to 55 common stocks with an average position size of less than 3% of the Fund’s net assets.

The Opportunity Fund’s investment strategy is designed to participate in rising equity markets while limiting, as much as possible, the downside volatility which can accompany equity investing. The Adviser uses a disciplined valuation process to select stocks generally having the following characteristics:

•	low price/earnings ratios relative to a company’s sector or historical performance;

•	strong balance sheet ratios;

•	high return on capital; and/or

•	low price/earnings growth ratios relative to a company’s sector.

In the Adviser’s opinion, these stocks typically enjoy low expectations from investors in general and are undervalued. As a result, in the Adviser’s opinion, average “earnings” performance by such companies can result in superior stock performance, and disappointing “earnings” should result in minimal negative stock performance.

After purchasing a stock, the Adviser continues to monitor its progress in relation to the overall market and its peers. In evaluating whether to sell a stock, the Adviser considers, among other factors, whether:

•	the stock is overvalued relative to other investments;

•	the stock has met the Adviser’s earnings expectations;

•	political, economic, or other events could affect the company’s performance; and

•	the Adviser has identified a more attractive opportunity.

The Adviser will not necessarily sell a security based on its relationship to these or other factors.

PRINCIPAL RISKS

The Opportunity Fund is designed for investors with above-average risk tolerance. As with any mutual fund investment, you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. Investments in common stock are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate.

Style Risk. The Adviser’s approach generally focuses on stocks believed to be selling at a discount relative to the market and its peers while having strong growth characteristics. If the market does not recognize these companies, their stock prices may remain stable or decrease in value. The Fund may underperform other funds that employ a different investment style.

Manager Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the market as a whole.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, medium and small. The Fund invests primarily in small capitalization companies. Investing primarily in one category (i.e., small capitalization) carries the risk that due to current market conditions that category may be out of favor. Small capitalization companies often involve higher risks than larger, more established companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of small capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small capitalization companies may be subject to greater price fluctuations. Small capitalization companies also may not be widely followed by investors, which can lower the demand for their stock.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Opportunity Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the life of the Fund, and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below and on the following page reflects fee waivers and/or expense reimbursements by the Adviser; had advisory fees not been waived and/or Fund expenses not reimbursed, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 1-888-744-2337.

Annual Total Returns

During the periods shown in the bar chart, the highest return for a quarter was 13.62% during the quarter ended December 31, 2011 and the lowest return for a quarter was -25.76% during the quarter ended September 30, 2011.

Average Annual Total Returns for Periods Ended December 31, 2011

The table presents the impact of taxes on the Opportunity Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns The Profit Opportunity Fund	1 Year	Since Inception	Inception Date
The Profit Opportunity Fund Shares	(11.60%)	(11.28%)	Dec 20, 2010
The Profit Opportunity Fund Shares - Return After Taxes on Distributions	(11.60%)	(11.28%)	Dec 20, 2010
The Profit Opportunity Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(7.54%)	(9.59%)	Dec 20, 2010
RUSSELL 2000 INDEX (reflects no deduction for fees, expenses, or taxes)	2.11%	2.95%	Dec 20, 2010

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	Profit Funds Investment Trust
CIK	dei_EntityCentralIndexKey	0001016887
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan 27, 2012
Effective Date	dei_DocumentEffectiveDate	Feb 1, 2012
Prospectus Date	rr_ProspectusDate	Feb 1, 2012
The Profit Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
FUND SUMMARIES
		THE PROFIT FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Profit Fund (the “Profit Fund”) seeks to provide investors with a high long-term total return, consistent with the preservation of capital and maintenance of liquidity.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Profit Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Profit Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Profit Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	37.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Profit Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the contractual agreement to reduce expenses remains in effect only until February 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Normally, the Profit Fund will invest at least 65% of its total assets in the common stocks of established, larger capitalization companies (that is, companies having a market capitalization exceeding $10 billion). The Fund expects to invest a portion of its assets in stocks currently paying dividends, although it may buy stocks that are not paying dividends but offer prospects for growth of capital or future income.

The Profit Fund’s investment strategy is designed to participate in rising equity markets while limiting, as much as possible, the downside volatility which can accompany equity investing. The Adviser uses a disciplined valuation process to select stocks generally having the following characteristics:

•	low price/earnings ratios relative to a company’s sector or historical performance;

•	strong balance sheet ratios;

•	high return on capital; and/or

•	low price/earnings growth ratios relative to a company’s sector.

In the Adviser’s opinion, these stocks typically enjoy low expectations from investors in general and are undervalued. As a result, in the Adviser’s opinion, average “earnings” performance by such companies can result in superior stock performance, and disappointing “earnings” should result in minimal negative stock performance.

After purchasing a stock, the Adviser continues to monitor its progress in relation to the overall market and its peers. In evaluating whether to sell a stock, the Adviser considers, among other factors, whether:

•	the stock is overvalued relative to other investments;

•	the stock has met the Adviser’s earnings expectations;

•	political, economic, or other events could affect the company’s performance; and

•	the Adviser has identified a more attractive opportunity.

The Adviser will not necessarily sell a security based on its relationship to these or other factors.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

The Profit Fund is designed for investors with above-average risk tolerance. As with any mutual fund investment, you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. Investments in common stock are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate.

Style Risk. The Adviser’s approach generally focuses on stocks believed to be selling at a discount relative to the market and its peers while having strong growth characteristics. If the market does not recognize these companies, their stock prices may remain stable or decrease in value. The Fund may underperform other funds that employ a different investment style.

Manager Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the market as a whole.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, medium and small. The Fund invests primarily in large capitalization companies. Investing primarily in one category (i.e., large capitalization) carries the risk that due to current market conditions that category may be out of favor. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Profit Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the last 10 years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below and on the following page reflects fee waivers and/or expense reimbursements by the Adviser; had advisory fees not been waived and/or Fund expenses not reimbursed, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 1-888-744-2337.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Profit Fund by showing the changes in the Fund's performance from year to year for each full calendar year over the last 10 years, and by showing how the Fund's average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-744-2337
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 17.24% during the quarter ended June 30, 2003 and the lowest return for a quarter was -20.36 during the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.36%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table presents the impact of taxes on the Profit Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Profit Fund | STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
The Profit Fund | The Profit Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVALX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (redemptions paid by bank wires)	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	1.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Less: Fee Reductions and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[1]
Total Annual Fund Operating Expenses after Fee Reductions and Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	137
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	604
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,098
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,458
2002	rr_AnnualReturn2002	(24.69%)
2003	rr_AnnualReturn2003	34.92%
2004	rr_AnnualReturn2004	13.03%
2005	rr_AnnualReturn2005	3.13%
2006	rr_AnnualReturn2006	9.85%
2007	rr_AnnualReturn2007	9.01%
2008	rr_AnnualReturn2008	(34.92%)
2009	rr_AnnualReturn2009	33.04%
2010	rr_AnnualReturn2010	10.50%
2011	rr_AnnualReturn2011	0.79%
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	3.18%
The Profit Fund | The Profit Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.77%
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	2.85%
The Profit Fund | The Profit Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.54%
5 Years	rr_AverageAnnualReturnYear05	0.83%
10 Years	rr_AverageAnnualReturnYear10	2.74%
The Profit Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	THE PROFIT OPPORTUNITY FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Profit Opportunity Fund (the “Opportunity Fund”) seeks to provide investors with long-term capital appreciation. In addition, it seeks to outperform the Russell 2000 Index.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Opportunity Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	10.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the contractual agreement to reduce expenses remains in effect until February 1, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Opportunity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of small capitalization companies. A small capitalization company is defined by the Adviser as a company having a market capitalization between $250 million and $1.5 billion at the time of investment. The Fund typically expects to hold between 35 to 55 common stocks with an average position size of less than 3% of the Fund’s net assets.

The Opportunity Fund’s investment strategy is designed to participate in rising equity markets while limiting, as much as possible, the downside volatility which can accompany equity investing. The Adviser uses a disciplined valuation process to select stocks generally having the following characteristics:

•	low price/earnings ratios relative to a company’s sector or historical performance;

•	strong balance sheet ratios;

•	high return on capital; and/or

•	low price/earnings growth ratios relative to a company’s sector.

In the Adviser’s opinion, these stocks typically enjoy low expectations from investors in general and are undervalued. As a result, in the Adviser’s opinion, average “earnings” performance by such companies can result in superior stock performance, and disappointing “earnings” should result in minimal negative stock performance.

After purchasing a stock, the Adviser continues to monitor its progress in relation to the overall market and its peers. In evaluating whether to sell a stock, the Adviser considers, among other factors, whether:

•	the stock is overvalued relative to other investments;

•	the stock has met the Adviser’s earnings expectations;

•	political, economic, or other events could affect the company’s performance; and

•	the Adviser has identified a more attractive opportunity.

The Adviser will not necessarily sell a security based on its relationship to these or other factors.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

The Opportunity Fund is designed for investors with above-average risk tolerance. As with any mutual fund investment, you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. Investments in common stock are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate.

Style Risk. The Adviser’s approach generally focuses on stocks believed to be selling at a discount relative to the market and its peers while having strong growth characteristics. If the market does not recognize these companies, their stock prices may remain stable or decrease in value. The Fund may underperform other funds that employ a different investment style.

Manager Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the market as a whole.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, medium and small. The Fund invests primarily in small capitalization companies. Investing primarily in one category (i.e., small capitalization) carries the risk that due to current market conditions that category may be out of favor. Small capitalization companies often involve higher risks than larger, more established companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of small capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small capitalization companies may be subject to greater price fluctuations. Small capitalization companies also may not be widely followed by investors, which can lower the demand for their stock.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Opportunity Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the life of the Fund, and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below and on the following page reflects fee waivers and/or expense reimbursements by the Adviser; had advisory fees not been waived and/or Fund expenses not reimbursed, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 1-888-744-2337.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Opportunity Fund by showing the changes in the Fund's performance from year to year for each full calendar year over the life of the Fund, and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-744-2337
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 13.62% during the quarter ended December 31, 2011 and the lowest return for a quarter was -25.76% during the quarter ended September 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.76%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table presents the impact of taxes on the Opportunity Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Profit Opportunity Fund | RUSSELL 2000 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2010
The Profit Opportunity Fund | The Profit Opportunity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PROFX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (redemptions paid by bank wires)	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	40.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	41.81%
Less: Fee Reductions and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(40.20%)	[3]
Total Annual Fund Operating Expenses after Fee Reductions and Expense Reimbursements	rr_NetExpensesOverAssets	1.61%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	164
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	3,980
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	7,740
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	9,988
2011	rr_AnnualReturn2011	(11.60%)
1 Year	rr_AverageAnnualReturnYear01	(11.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2010
The Profit Opportunity Fund | The Profit Opportunity Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2010
The Profit Opportunity Fund | The Profit Opportunity Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2010

[1]	The Adviser has contractually agreed until at least February 1, 2013 to waive Management Fees and/or reimburse Other Expenses so that the Profit Fund's annual ordinary operating expenses do not exceed 1.35% of the Fund's average daily net assets. This arrangement, which is an addendum to the Management Agreement, will terminate if the Management Agreement between the Trust and the Adviser is terminated. The Trust or the Adviser may terminate the Management Agreement upon 60 days written notice.
[2]	Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements have been restated to reflect the contractually agreed upon expense cap of 1.35%. Prior to December 14, 2010, the Adviser had agreed to waive Management Fees and/or reimburse Other Expenses so that the Fund's annual ordinary operating expenses did not exceed 1.75% of the Fund's average daily net assets.
[3]	The Adviser has entered into a separate Expense Limitation Agreement (the "Agreement") pursuant to which it has contractually agreed until at least February 1, 2014 to reduce Management Fees and/or reimburse Other Expenses so that the Opportunity Fund's annual ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense, and any extraordinary expenses) do not exceed 1.60% of the Fund's average daily net assets. Any fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Opportunity Fund for a period of three years from the end of the fiscal year during which such fee reductions or expense reimbursements occurred, provided the repayment to the Adviser does not cause the Fund's aggregate ordinary operating expenses to exceed the expense limitation. The Agreement may be terminated by the Trust or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the Agreement without the approval of the Board of Trustees, and (ii) the Agreement terminates automatically if the Adviser ceases to serve as the Opportunity Fund's investment adviser. The Adviser will have no claim against the Opportunity Fund and the Opportunity Fund will not reimburse the Adviser for any unpaid amounts if the Agreement is terminated.